STOCK OPTION RESERVE (Details 2) - $ / shares	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
P B I 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 17.75
Weighted average remaining contractual life of outstanding share options	9 years 14 days
P B I 2013 Option Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price
I Ox Option Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 162.14	$ 163.80
Weighted average remaining contractual life of outstanding share options	4 months 2 days	1 year 2 months 12 days